Segment reporting - Major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [abstract]
Sales	$ 2,597,916	$ 1,778,908	$ 1,144,434
Top Ten Customers
Disclosure of major customers [abstract]
Sales	$ 1,322,724	$ 870,039	$ 580,570
Dow Silicones Corporation
Disclosure of major customers [abstract]
Percentage of Company's sales	16.80%	12.20%	13.20%